Issuance of Units	12 Months Ended
Dec. 31, 2015
ISSUANCE OF UNITS [Abstract]
Issuance of Units
NOTE 12 - ISSUANCE OF UNITS
On February 11, 2015, Navios Partners completed its public offering of 4,000,000 common units at $13.09 per unit and raised gross proceeds of approximately $52,360 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $216 were approximately $50,120. Pursuant to this offering, Navios Partners issued 81,633 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,069. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 600,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $7,854 and net proceeds, including the underwriting discount, of approximately $7,518 and issued 12,245 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $160. In addition, Navios Partners completed a private placement of 1,120,547 common units and 22,868 general partner units at $13.09 per unit to Navios Holdings, raising additional gross proceeds of $14,967. Following the public offering and the private placement, Navios Holdings currently owns a 20.1% interest in Navios Partners, which includes the 2.0% interest through Navios Partners' general partner which Navios Holdings owns and controls.
On February 14, 2014, Navios Partners completed its public offering of 5,500,000 common units at $17.30 per unit and raised gross proceeds of approximately $95,150 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $306 were approximately $91,135. Pursuant to this offering, Navios Partners issued 112,245 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,942. On February 18, 2014, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 825,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $14,273 and net proceeds, including the underwriting discount, of approximately $13,670 and issued 16,837 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $291.

On September 25, 2013, Navios Partners completed its public offering of 5,000,000 common units at $14.26 per unit and raised gross proceeds of approximately $71,300 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $179 were approximately $68,200. Pursuant to this offering, Navios Partners issued 102,041 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,455. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 750,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $10,695. The net proceeds, including the underwriting discount, were approximately $10,230 and issued 15,306 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $218.
On February 6, 2013, Navios Partners completed its public offering of 4,500,000 common units at $14.15 per unit and raised gross proceeds of approximately $63,675 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $195 were approximately $60,840. Pursuant to this offering, Navios Partners issued 91,837 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,299. On the same date, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 675,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $9,551. The net proceeds, including the underwriting discount, were approximately $9,126 and issued 13,776 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $195.